UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha, Nebraska             68137

(Address of principal executive offices)

(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

9/30

Date of reporting period:3/31/11

Item 1.  Reports to Stockholders.

SEMI-ANNUAL REPORT

March 31, 2011

Class A Shares – NAVAX

Class C Shares – NAVCX

Class I Shares – NACIX

1-877-766-2264

www.navigatorfund.com

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Navigator Equity Hedged Fund.  Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC

Member FINRA

Q1 2011 Commentary

Navigator Equity Hedged Fund

The global equity markets continued their advance in the first quarter as economic news around the globe sounded a positive tone.  On March 9th 2011, investors celebrated the two-year bull market anniversary.  Over the two-years the S&P 500 rose from its 2009 low of 677 to 1320, a 95% rally.  That is the strongest two-year bull market since 1962, and one that added $6.2 trillion in market capitalization to the S&P 500.  During the first quarter investors finally got the sense that this rally was for real, and according to data from ICI, a service that tracks fund flows, money poured into global equities at its most convincing pace since before the credit crisis began.  During the quarter the markets remained remarkably resilient in the face of widespread social upheaval across the Middle East and North Africa, earthquakes and tsunamis, nuclear meltdowns in Japan, sovereign debt defaults, sky-high oil prices, a new battlefront in Libya, record unemployment, chronic weakness in the housing market, and rising interest rates globally.

Our investment process attempts to drive alpha through our active management across the U.S. Market Capitalizations, Sectors, and International Developed, Emerging, and Frontier Markets.  The Navigator Equity Hedged Fund launched on 12/28/10, the institutional shares (NAVIX) returned of 0.20% from inception through the end of the first quarter.  For the first quarter, the institutional shares (NAVIX) posted a positive return of 0.40%.  The main detractors from performance was our underexposure to the significant bounce in Southern Developed Europe (Spain, Italy, and Portugal), a violent rotation intra quarter, and an erosion of put prices as the market moved higher.

U.S. Style & Market Cap

In the U.S. the best performing areas during the first quarter continued to be the mid and small cap areas.  However, in early January there was a rotation toward U.S. large cap stocks and as a result the fund increased its exposure to the large cap segment by allocating to the S&P 500 ETF (SPY), the S&P 500 Equal Weight ETF (RSP), and the S&P 500 Value (IVE) from February into mid-March.  Early quarter profit taking in the small caps detracted from performance.  However, the resiliency of this space is nothing short of outstanding.  After the brief pullback in late February and early March surrounding Japan’s series of natural disasters and sustained political unrest in the Middle East, the risk on trade was back in vogue for the remainder of the quarter as small to mid cap stocks rebounded strongly.  During the worst of the market’s troubles in mid-March, the fund used the Japan induced weakness to invest some of the portfolio’s excess cash.  The fund ended the quarter with an overweight position in U.S. equities with a modest tilt toward value, and an emphasis on small and mid cap exposure.

U.S. Sectors

The Sector allocation continues to extract alpha from the economic recovery.  First quarter attribution analysis reveals the positive contributors consisted of a continued overweight in the energy, natural gas, and oil & gas exploration.  In addition, the fund added exposure to the healthcare sector, which proved to be a solid contributor to performance.  Our research avoided the problem areas of nuclear energy and solar energy as well as an underweight to consumer staples, financials, and technology.  During the quarter the portfolio rotated out of technology, which has lost considerable relative strength since the start of the year.

International (Developed, Emerging & Frontier)

A transition into emerging markets is evolving and if the current trends continue, emerging markets will be an overweight within our international allocation.  The relative strength of emerging markets peaked in late November, and while U.S. and European markets have enjoyed persistent gains, Chinese, Indian, and Brazilian markets have declined, some as much as 20%.  Those declines appear to have ended, and emerging markets have begun to outperform.  Portfolio construction reveals recent additions over the last month to India (EPI), Brazil (EWZ), Brazil Small Cap (BRF), BRIC countries (BKF), Thailand (THD), and Indonesia (IDX).  The portfolio maintains a sizeable position in Europe, and while performance has not been spectacular, European markets have kept pace with MSCI World.  Throughout the month of March we held or increased exposure to the Netherlands (EWN), Germany (EWG), France (EWQ), Italy (EWI), and Norway (NORW).  Regarding Japan (EWJ), we were already underweight relative to MSCI World at the time of the earthquake and tsunami.  As markets reacted very quickly, we decided not to sell it immediately.  We rode out the worst of its decline and waited for a recovery.  Japan did enjoy a decent recovery after the panic decline, and we sold our position on March 22nd.

Regards,

K. Sean Clark, CFA

CIO & Lead Portfolio Manager

1001-NLD-5/18/2011

Navigator Equity Hedged Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2011
	Shares	Market Value
EXCHANGE TRADED FUNDS - 85.6%
COUNTRY FUNDS - 25.2%
iShares MSCI Belgium Investable Market Index Fund	3,130	$ 44,164
iShares MSCI Brazil Index Fund	584	45,248
iShares MSCI Canada Index Fund	1,328	44,674
iShares MSCI France Index Fund	1,408	37,917
iShares MSCI Germany Index Fund	2,225	57,739
iShares MSCI Italy Index Fund	2,378	44,183
iShares MSCI Netherlands Investable Market Index Fund	3,839	88,489
iShares MSCI Sweden Index Fund	1,336	43,807
iShares MSCI Thailand Index Fund	668	44,629
Market Vectors Brazil Small-Cap ETF	678	38,449
Market Vectors Indonesia Index ETF	2,509	75,119
Market Vectors Russia ETF	1,214	50,528
WisdomTree India Earnings Fund	1,796	44,523
		659,469
EMERGING MARKETS - 2.0%
iShares MSCI BRIC Index Fund	767	38,588
Vanguard MSCI Emerging Markets ETF	262	12,817
		51,405
FOOD & BEVERAGE - 1.0%
Powershares Dynamic Food & Beverage Portfolio	1,315	25,222

GEO FOCUS-EQUITY - 2.7%
Global X Norway Norway ETF	2,643	44,587
iShares MSCI Turkey Index Fund	393	25,089
		69,676
GROWTH FUNDS - 18.2%
iShares Russell 2000 Growth Index Fund	2,732	260,469
iShares Russell Midcap Growth Index Fund	2,102	128,033
iShares Russell Midcap Index Fund	815	88,827
		477,329
HEALTH & BIOTECHNOLOGY - 4.8%
Health Care Select Sector SPDR Fund	764	25,311
iShares Dow Jones US Healthcare Providers Index Fund	823	50,952
iShares Dow Jones US Medical Devices Index Fund	784	50,372
		126,635
PRECIOUS METALS - 1.5%
Market Vectors Gold Miners ETF	429	25,766
Market Vectors Junior Gold Miners ETF	329	12,903
		38,669

The accompanying notes are an integral part of these financial statements.

Navigator Equity Hedged Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2011
	Shares	Market Value
SECTOR FUNDS - 12.1%
Energy Select Sector SPDR Fund	553	$ 44,135
First Trust ISE-Revere Natural Gas Index Fund	1,366	31,896
Industrial Select Sector SPDR Fund	1,679	63,265
iShares Dow Jones Transportation Average Index Fund	458	43,918
iShares Dow Jones US Basic Materials Sector Index Fund	307	25,100
Market Vectors Coal ETF	758	38,446
SPDR S&P Oil & Gas Exploration & Production ETF	396	25,542
SPDR S&P Retail ETF	876	44,501
		316,803
VALUE FUNDS - 18.1%
iShares Russell 2000 Value Index Fund	1,138	85,782
iShares Russell Midcap Value Index Fund	8,062	388,266
		474,048

TOTAL EXCHANGE TRADED FUNDS (Cost - $2,174,630)		2,239,256

PURCHASED PUT OPTIONS - 2.6%	Contracts
S&P 500 Index Expiration December 2011, Exercise Price $1,125	12	$ 37,800
S&P 500 Index Expiration December 2011, Exercise Price $1,150	3	11,430
S&P 500 Index Expiration December 2011, Exercise Price $1,175	2	8,220
S&P 500 Index Expiration December 2011, Exercise Price $1,200	2	9,800
(Cost - $99,228)		67,250

SHORT-TERM INVESTMENTS - 21.7%	Shares
Highmark Diversified Money Market Fund - 0.03%+	567,335	567,335
(Cost - $567,335)

TOTAL INVESTMENTS - 109.9% (Cost - $2,841,193)		$ 2,873,841
OTHER LIABILITIES LESS ASSETS - (9.9) %		(258,144)
NET ASSETS - 100.0%		$ 2,615,697

+ Money market fund; interest rate reflects seven-day effective yield on March 31, 2011.

The accompanying notes are an integral part of these financial statements.

Navigator Equity Hedged Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2011

Assets:
Investments in Securities at Market Value (identified cost $2,841,193)	$ 2,873,841
Cash	99,968
Dividends and Interest Receivable	534
Receivable for Securities Sold	473,490
Due From Investment Adviser	18,656
Total Assets	3,466,489

Liabilities:
Payable for Fund Shares Redeemed	806,076
Accrued Distribution Fees	546
Payable to Other Affiliates	12,039
Accrued Expenses and Other Liabilities	32,131
Total Liabilities	850,792

Net Assets	$ 2,615,697

Net Asset Value, Offering and Redemption Price Per Share
Class A Shares:
Net Assets (Unlimited shares of no par beneficial interest
authorized; 97,504 shares outstanding)	$ 975,414
Net Asset Value ($975,414/97,504 shares outstanding)	$ 10.00
Maximum Offering Price	$ 10.58

Class C Shares:
Net Assets (Unlimited shares of no par beneficial interest
authorized; 95,676 shares outstanding)	$ 955,532
Net Asset Value ($955,532/95,676 shares outstanding)	$ 9.99

Class I Shares:
Net Assets (Unlimited shares of no par beneficial interest
authorized; 68,365 shares outstanding)	$ 684,751
Net Asset Value ($684,751/68,365 shares outstanding)	$ 10.02

Composition of Net Assets:
At March 31, 2011, Net Assets consisted of:
Paid-in-Capital	$ 2,581,429
Accumulated Net Investment Income	1,851
Accumulated Net Realized Loss From Security Transactions	(231)
Net Unrealized Appreciation on Investments	32,648
Net Assets	$ 2,615,697

The accompanying notes are an integral part of these financial statements.

Navigator Equity Hedged Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Period December 28, 2010* Through March 31, 2011

Investment Income:
Dividend Income	$ 4,115
Interest Income	20
Total Investment Income	4,135

Expenses:
Transfer Agent Fees	11,962
Registration & Filing Fees	11,825
Administration Fees	11,374
Audit Fees	5,056
Legal Fees	5,056
Printing Expense	5,055
Chief Compliance Officer Fees	3,412
Trustees' Fees	1,769
Insurance Expense	1,516
Custody Fees	1,264
Investment Advisory Fees	1,133
Distribution Fees:
Class C	359
Class A	239
Miscellaneous Expenses	674
Total Expenses	60,694
Less: Fees Reimbursed by Adviser	(58,410)
Net Expenses	2,284
Net Investment Income	1,851

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on:
Investments	(11,435)
Options Purchased	11,204
(231)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	64,626
Options Purchased	(31,978)
32,648

Net Realized and Unrealized Gain (Loss) on Investments	32,417

Net Increase in Net Assets Resulting From Operations	$ 34,268
____
*Commencement of Operations

The accompanying notes are an integral part of these financial statements.

Navigator Equity Hedged Fund
STATEMENTS OF CHANGES IN NET ASSETS

Period
Ended
March 31, 2011*
(Unaudited)
Operations:
Net Investment Income	$ 1,851
Net Realized Gain (Loss) on Security Transactions and Options Purchased	(231)
Net Change in Unrealized Appreciation (Depreciation) on
Investments and Options Purchased	32,648
Net Increase in Net Assets
Resulting From Operations	34,268

Beneficial Interest Transactions:
Proceeds from shares sold
Class A	968,345
Class C	943,300
Class I	672,215
Cost of Shares Redeemed
Class A	(2,431)
Net increase in net assets from shares of beneficial interest	2,581,429

Increase (Decrease) in Net Assets	2,615,697

Net Assets:
Beginning of Period	-
End of Period (including accumulated net investment
income of $1,851	$ 2,615,697

SHARE ACTIVITY
Class A
Shares Sold	97,751
Shares Redeemed	(247)
Net increase in shares of beneficial interest outstanding	97,504

Class C
Shares Sold	95,675
Net increase in shares of beneficial interest outstanding	95,675

Class I
Shares Sold	68,364
Net increase in shares of beneficial interest outstanding	68,364
____
*Since December 28, 2010 (Commencement of Operations)

The accompanying notes are an integral part of these financial statements.

Navigator Equity Hedged Fund
FINANCIAL HIGHLIGHTS
The table below sets forth financial data for one share of capital stock outstanding throughout the period presented.

	Class A		Class C		Class I
	For the Period		For the Period		For the Period
	Ended		Ended		Ended
	March 31, 2011 (1)		March 31, 2011 (1)		March 31, 2011 (1)
	(Unaudited)		(Unaudited)		(Unaudited)
Net Asset Value, Beginning of Period	$ -		$ -		$ -
Loss From Operations:
Net investment gain (a)	0.02		0.05		0.06
Net gain from securities
(both realized and unrealized)	9.98		9.94		9.96
Total from operations	10.00		9.99		10.02

Net Asset Value, End of Period	$ 10.00		$ 9.99		$ 10.02

Total Return (b)	0.00%	(d)	(0.10)%	(d)	0.20%	(d)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 975		$ 956		$ 685
Ratio of expenses to average net assets,
before reimbursement	50.33%	(c)	15.99%	(c)	34.93%	(c)
net of reimbursement	1.35%	(c)	2.10%	(c)	1.10%	(c)
Ratio of net investment gain to average net assets	0.77%	(c)	1.91%	(c)	2.20%	(c)
Portfolio turnover rate	187%	(d)	187%	(d)	187%	(d)

__________
(1) The Navigator Equity Hedged Fund commenced operations on December 28, 2010
(a) Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.
(c) Annualized.
(d) Not annualized.

The accompanying notes are an integral part of these financial statements.

Navigator Equity Hedged Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

March 31, 2011

1.

ORGANIZATION

Navigator Equity Hedged Fund (the “Fund”) is a series of shares of beneficial interest of the Northern Lights Fund Trust (the “Trust”), a Delaware statutory trust organized on January 19, 2005.  The Fund is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company.  The Fund offers three classes of shares designated as Class A, Class C and Class I.  Class A shares are offered at net asset value plus a maximum sales charge of 5.50%. Class C and I shares are offered at net asset value.  Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures, ongoing service and distribution charges.  The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.  The primary investment objective of the Fund is long-term capital appreciation.

2.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.   Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.

In unusual circumstances, instead of valuing securities in the usual manner, securities may be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Navigator Equity Hedged Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2011

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of March 31, 2011 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$ 2,239,256	-	$ -	$ 2,239,256
Purchased Option	-	$ 67,250	-	$ 67,250
Short Term Investments	$ 567,335	-	-	$ 567,335
Total	$ 2,806,591	$ 67,250	$ -	$ 2,873,841

The Fund did not hold any Level 3 securities during the period.

There were no significant transfers in to and out of Level 1 and 2 during the current period presented.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis.  Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.  Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Withholding taxes on foreign dividends have been provided for in accordance with Fund’s understanding of the applicable country’s tax rules and rates.

Option Transactions – The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk. When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  As the writer of an option, a Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in price of the security underlying the written option.

The Fund may purchase put and call options.  Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio.  If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit.  The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise

Navigator Equity Hedged Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2011

of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund.  In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.  Written and purchased options are non-income producing securities.  With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

As of March 31, 2011, the amount of unrealized depreciation and realized gain/loss on option contracts subject to equity price risk amounted to $31,978 and $11,204, respectively.  Such figures can be found on the Statement of Assets & Liabilities and Statement of Operations.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund.  Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders.  Accordingly, no provision for Federal income taxes is required in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s 2010 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, Nebraska State and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Distributions to Shareholders – Distributions from investment income, if any, are declared and paid annually and are recorded on the ex-dividend date.  The Fund will declare and pay net realized capital gains, if any, annually.  The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from GAAP.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

3.

ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

The business activities of the Fund are overseen by the Board, which is responsible for the overall management of the Fund.  Clark Capital Management Group, Inc. serves as the Fund’s Investment Advisor (the “Advisor”).  The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services.  A Trustee and certain officers of the Fund are also officers of GFS and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”) with the Fund, the Advisor under the oversight of the Board, directs the daily operations of the Fund and supervise the performance of administrative and professional services provided by others. Under the terms of the Advisory Agreement, the Adviser receives

Navigator Equity Hedged Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2011

monthly fees calculated at an annual rate of 0.75% of the average daily net assets of the Fund.  For the period ended March 31, 2011, the Adviser earned advisory fees of $1,133.

The Adviser has contractually agreed to waive all or part of its management fees and/or make payments to limit Fund expenses (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, expenses of investing in Underlying Funds, or extraordinary expenses such as litigation) at least until January 31, 2012, so that the total annual operating expenses of the Fund do not exceed 1.35% for Class A, 2.10% for Class C and 1.10% for Class I shares average daily net assets.  Waivers and expense payments may be recouped by the Adviser from the Fund, to the extent that overall expenses fall below the expense limitation, within three years of when the amounts were waived.  During the period ended March 31, 2011, the Adviser reimbursed fees of $58,410.

The Fund has entered into separate servicing agreements with Gemini Fund Services (“GFS”), whereby GFS will provide administrative, fund accounting, transfer agency and custody administration services to the Fund.  Agreements are as follows:

Administration - The Fund pays GFS a basis point fee in decreasing amounts as Fund assets reach certain breakpoints.  The Fund also pays GFS for any out-of-pocket expenses.   Fees are billed monthly and are the greater of the annual minimum or the basis point fees.  The annual minimum is $40,000 and the basis point fees are:

  7 basis points or 0.07% per annum on the first $100 million in net assets

  5 basis points or 0.05% per annum on net assets up of $100 million to $500 million

  3 basis points or 0.03% per annum on net assets up of $500 million to $1 billion

  2 basis points or 0.02% per annum on net assets greater than $1 billion

Transfer Agent - For the services rendered by GFS, in its capacity as transfer agent, the Fund pays GFS transfer agent fees, out-of-pocket expenses, activity charges, and special report charges.   The Fees are billed monthly as follows:

The greater of the annual minimum or per account charges.   The annual minimum is $15,000 per class and the per account charge is $14.00 for open accounts and $2.00 for closed accounts.

The expenses incurred by the Fund for such services provided by GFS are disclosed in the Statement of Operations.

In addition, certain affiliates of GFS provide ancillary services to the Fund as follows:

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives from the Fund an annual fee, payable quarterly, and is reimbursed for out-of-pocket expenses.  For the period ended March 31, 2011, the Fund incurred expenses of $3,412 for compliance services pursuant to the Trust’s Agreement with NLCS.

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.  For the period ended March 31, 2011, GemCom received $110 for providing such services.  Such fees are included in the line item marked “Printing Expenses” on the Statement of Operations in this shareholder report.

Distributor – The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”), an affiliate of GFS.  The Board of Trustees of the Northern Lights Fund Trust has adopted, on behalf of the Fund, a Distribution Plan and

Navigator Equity Hedged Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2011

Agreement pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Plan”), as amended, to pay for certain distribution activities and shareholder services.  Under the Plan, the Fund may pay 0.25% per year of the average daily net assets of Class A shares and 1.00% of the average daily net assets of Class C shares for such distribution and shareholder service activities.  For the period ended March 31, 2011, the Fund incurred distribution fees of $239 and $359 for Class A shares and Class C shares, respectively.

Trustees – The Fund pays its pro rata share of a total fee of $12,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Adviser.  The Fund pays the chairperson of the Audit committee its pro rata share of an additional $2,500 per quarter.  The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust

4.

INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than short-term securities, for the period ended March 31, 2011, amounted to $3,403,595 and $1,217,530, respectively.  Gross unrealized appreciation and depreciation on investments as of March 31, 2011, for financial reporting purposes, aggregated $64,626 and $31,978, respectively.

5.

NEW ACCOUNTING PRONOUNCEMENT

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.”  ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements.  Effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years entities will need to disclose information about purchases, sales issuances and settlements of Level 3 securities on a gross basis rather than as a net number as currently required.  Management is currently evaluating the impact ASU No. 2010-06 will have on the Portfolio’s financial statement disclosures.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in GAAP and the International Financial Reporting Standards (“IFRSs”). ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact these amendments may have on the Fund’s financial statements.

6.

SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.  For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.  Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

Navigator Equity Hedged Fund

DISCLOSURE OF FUND EXPENSES (Unaudited)

March 31, 2011

As a shareholder of the Fund you incur ongoing costs, including management fees, distribution and/or service (12b-1 fees) fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

This example is based on an investment of $1,000 invested for the period of time as indicated in the table below.

Actual Expenses:  The first line of the table provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes:  The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (12/28/10)	Ending Account Value (3/31/11)	Expense Ratio	Expenses Paid During the Period* (12/28/10 to 3/31/11)
Actual
Class A	$1,000.00	$1,000.00	1.35%	$ 3.44
Class C	$1,000.00	$ 999.00	2.10%	$ 3.44
Class I	$1,000.00	$1,002.00	1.10%	$ 2.81
Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,009.30	1.35%	$ 3.46
Class C	$1,000.00	$1,007.39	2.10%	$ 3.45
Class I	$1,000.00	$1,009.94	1.10%	$ 2.82

   *Expenses Paid During Period are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 93 days and divided by 365 (to reflect the number of days in the period ended March 31, 2011).

PORTFOLIO COMPOSITION* (Unaudited)

Exchange Traded Funds	77.9%
Purchased Put Options	2.3%
Short-Term Investments	19.7%
100.0%

                                                                                                           *Based on Portfolio Market Value as of March 31, 2011.

ADDITIONAL INFORMATION (Unaudited)

FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN APPROVING THE INVESTMENT ADVISORY AGREEMENT

In connection with a regular meeting held on September 22, 2010, the Board of Trustees (the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not interested persons of the Trust or interested persons to the investment advisory agreement (the “Independent Trustees”), discussed the approval of an investment advisory agreement (the “Advisory Agreement”) between Clark Capital Management Group, Inc. (“CCMG” or the “Adviser”) and the Trust, on behalf of Navigator Equity Hedged Fund (the “Fund”). In considering the proposed Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement. These materials included: (a) information on the investment performance of a composite the Adviser’s separately managed accounts and appropriate indices with respect to the composite; (b) the resources available with respect to compliance with the Fund’s investment policies and restrictions and with policies on personal securities transactions; (c) the overall organization of the Adviser; and (d) the financial condition of the Adviser.

In their consideration of the proposed Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and the following summary does not detail all the matters considered. Matters considered by the Board, including the Independent Trustees, in connection with its approval of the Advisory Agreement include the following:

Nature, Extent and Quality of Services.  A presentation was given by representatives of the Adviser regarding the Fund’s investment strategies.  The Trustees discussed the nature of CCMG’s operations, the quality of CCMG’s compliance infrastructure and the experience of its fund management personnel.  The Board reviewed the capitalization of CCMG based on financial statements provided by CCMG in the Board materials and concluded that CCMG was sufficiently well capitalized (or has other financial resources) to meet its obligations to the Trust.  The Trustees concluded that CCMG has the ability to provide a level of service consistent with the Board’s expectations.

Performance.  Because CCMG has not yet began advising the Fund, the Trustees could not consider the investment performance.  However, the Board, including the Independent Trustees, considered the past performance of CCMG with its existing accounts. The Board concluded that the Adviser’s past performance appear to be qualified to manage the Fund.

Fees and Expenses.  The Board noted that CCMG would charge a 0.75% annual advisory fee based on the average net assets of the Fund. The Trustees concluded that the Fund’s advisory fee, as well as its overall expense ratio, was acceptable in light of the quality of the services the Fund expected to receive from the Adviser and the level of fees paid by a peer group of other similarly managed mutual funds.

Economies of Scale. The Board, including the Independent Trustees, considered whether there will be economies of scale in respect of the management of the Fund and whether there is potential for realization of any further economies of scale.  It was the consensus of the Board that based on the anticipated size of Fund for the initial two years of its Advisory Agreement, economies of scale was not a relevant consideration at this time.

Profitability.  The Board, including the Independent Trustees, considered the anticipated profits to be realized by CCMG in connection with the operation of the Fund, based on materials provided to the Board, and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund. They also considered the profits to be realized by CCMG from other activities related to the Fund. The Trustees concluded that because of the Fund’s expected asset level, the Board was satisfied that CCMG’s level of profitability from its relationship with the Fund would not be excessive.

Conclusion.  Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the proposed Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structure is fair and reasonable and that approval of the Advisory Agreement is in the best interests of the Trust and the shareholders of the Fund.

NOTICE OF PRIVACY POLICY & PRACTICES

Your privacy is important to us.  The Fund is committed to maintaining the confidentiality, integrity, and security of your personal information.  When you provide personal information, the Fund believes that you should be aware of policies to protect the confidentiality of that information.

The Fund collects the following nonpublic personal information about you:

•

Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income, and date of birth; and

•

Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payments history, parties to transactions, cost basis information, and other financial information.

The Fund does not disclose any nonpublic personal information about our current or former shareholders to nonaffiliated third parties, except as permitted by law.  For example, the Fund is permitted by law to disclose all of the information we collect, as described above, to our transfer agent to process your transactions.  Furthermore, the Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you.  The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with non-affiliated third parties.

The Privacy Policy is not part of this shareholder report

Investment Adviser

Clark Capital Management Group, Inc.

1650 Market Street, 53rd Floor

Philadelphia, PA 19103

Distributor

Northern Lights Distributors, LLC

4020 South 147th Street

Omaha, NE 68137

Legal Counsel

Thompson Hine LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

Independent Registered Public Accounting Firm

BBD, LLP

1835 Market Street, 26th Floor

Philadelphia, PA 19103

Transfer Agent

Gemini Fund Services, LLC

4020 South 147th Street, Suite 2

Omaha, NE 68137

Administrator

Gemini Fund Services, LLC

450 Wireless Boulevard

Hauppauge, NY 11788

Custodian

Union Bank, National Association

350 California Street, 6th Floor

San Francisco, California 94104

__________________________________________________________________________________________________________

How to Obtain Proxy Voting Information

Information regarding how the Fund votes proxies relating to portfolio securities during the most recent 12-month period ending June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-877-766-2264 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330).  The information on Form N-Q is available without charge, upon request, by calling 1-877-766-2264

Investor Information: 1-877-766-2264

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

6/9/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

6/9/11

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

6/9/11